INTERESTS IN JOINT ARRANGEMENTS	12 Months Ended
Dec. 31, 2021
Disclosure Of Interests In Joint Arrangements [Abstract]
Disclosure of interests in joint arrangements [text block]
NOTE 16. INTERESTS IN JOINT ARRANGEMENTS
Investments and contributions made
On October 13, 2021 Arauco through its subsidiary Forestal Arauco S.A. created Agrícola Fresno SpA with the purpose of developing agricultural projects. It was incorporated with a capital of ThU.S.$ 1,000, Forestal Arauco S.A. contributed the equivalent of 50% of the shares of the new subsidiary. On November 17, 2021, it was agreed to increase the capital to ThU.S.$ 23,884 (100%), wich was agreed to be paid within two years. As of December 31, 2021, Forestal Arauco S.A. has a pending contribution of ThU.S.$ 4,490 to Agrícola Fresno SpA.
On January 12, 2021 Arauco through its subsidiary Arauco do Brasil S.A. sold its total 50% participation in Unilin Arauco Pisos Ltda. This transaction generated a loss before taxes of ThU.S.$ 431.
On July 29, 2020 Arauco through its subsidiary Forestal Arauco S.A. entered into a shareholders agreement with respect to Agrícola El Paque SpA, which was established for the plantating, construction and integral management of agricultural projects. The capital contributed by Forestal Arauco S.A. was ThCLP$ 3,651,895 equivalents to ThU.S.$ 4,753. On December 31, 2021, Forestal Arauco S.A. contributed land equivalent to ThCLP$ 931,460 equivalents to ThU.S.$ 1,095, maintaining its 50% participation.
Between January and February 2020, Arauco through its subsidiary Maderas Arauco S.A. has contributed ThCLP$ 12,000,000 (equivalent to ThU.S.$ 15,022) to E2E S.A., representing 50% of the interest in this company. Between January and December 2021 Arauco contributed ThCLP$ 5,925,000, equivalent to ThU.S.$ 7,759.
Between February and December 2020, Arauco through its subsidiary Arauco Bioenergía S.A. has contributed ThU.S.$ 354 to Parque Eólico Ovejera Sur SpA., representing 50% of the interest in this company. In November 2021, ThCLP$ 100,000, equivalent to ThU.S.$ 123, were contributed to Parque Eólico Ovejera Sur SpA.
As of December 31, 2021 and as of December 31, 2020, Arauco has not made contributions to Uruguayan companies Celulosa y Energía Punta Pereira S.A. and Zona Franca Punta Pereira S.A.
The investments in Uruguay qualify as a joint operation. In relation to “other rights and contractual conditions”, the joint operation has the primary objective of providing the parties an output. As established in the “Pulp Supply Agreement”, both Arauco and its partner have the obligation to acquire 100% of the yearly pulp produced by the joint operation. Arauco has recognized the assets, liabilities, income and expenses associated with its interest ownership, as of January 1, 2013, pursuant to IFRS 11.
Arauco holds a 50% interest in Sonae Arauco, which subsidiary produces and commercializes wood panels, of the type of MDF, PB and OSB, and sawn timber, through the operation of 2 panel plants and one sawmill in Spain; 2 panel plants and one resin plant in Portugal; 4 panel plants in Germany and 2 panel plants in South Africa.

Furthermore, Arauco holds a 50% ownership in Eka Chile S.A. (“Eka”), a company that sells sodium chlorate to pulp plants in Chile. There is a contractual agreement with this company whereby Arauco has engaged in an economic activity subject to common control, which is classified as a joint venture.
The following tables set forth summarized financial information of the more significant interests in joint arrangements, which qualify as joint operations:

Celulosa y Energía Punta Pereira S.A. (Uruguay)	12-31-2021		12-31-2020
	Assets	Liabilities	Assets	Liabilities
	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$
Current	384,960	162,106	262,446	163,887
Non-current	2,036,696	210,981	2,103,903	325,894
Equity	—	2,048,569	—	1,876,568
Total Joint Arrangement	2,421,656	2,421,656	2,366,349	2,366,349
Investment	1,024,285		938,284

	12-31-2021	12-31-2020
	ThU.S.$	ThU.S.$
Income	917,391	610,070
Expenses	(575,745)	(586,345)
Joint Arrangement Net Income (Loss)	341,646	23,725

Forestal Cono Sur S.A. (consolidated)	12-31-2021		12-31-2020
	Assets	Liabilities	Assets	Liabilities
	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$
Current	23,068	2,502	44,684	2,121
Non-current	167,159	10,618	170,028	10,637
Equity	—	177,107	—	201,954
Total Joint Arrangement	190,227	190,227	214,712	214,712
Investment	88,554		100,977

	12-31-2021	12-31-2020
	ThU.S.$	ThU.S.$
Income	10,596	17,088
Expenses	(6,935)	(14,447)
Joint Arrangement Net Income (Loss)	3,661	2,641

Eufores S.A. (consolidated)	12-31-2021		12-31-2020
	Assets	Liabilities	Assets	Liabilities
	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$
Current	133,384	189,643	115,971	192,443
Non-current	892,020	147,006	870,093	131,893
Equity	—	688,755	—	661,728
Total Joint Arrangement	1,025,404	1,025,404	986,064	986,064
Investment	344,378		330,864

	12-31-2021	12-31-2020
	ThU.S.$	ThU.S.$
Income	230,089	227,488
Expenses	(202,423)	(197,172)
Joint Arrangement Net Income (Loss)	27,666	30,316

Zona Franca Punta Pereira S.A. (Uruguay)	12-31-2021		12-31-2020
	Assets	Liabilities	Assets	Liabilities
	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$
Current	6,712	101,698	6,233	107,131
Non-current	442,624	13,014	453,572	19,179
Equity	—	334,624	—	333,495
Total Joint Arrangement	449,336	449,336	459,805	459,805
Investment	167,312		166,748

	12-31-2021	12-31-2020
	ThU.S.$	ThU.S.$
Income	18,235	18,206
Expenses	(17,106)	(19,318)
Joint Arrangement Net Income (Loss)	1,129	(1,112)

The following tables set forth summarized financial information of the more significant interests in joint ventures accounted in for equity method:

Unilin Arauco Pisos Ltda.	12-31-2021		12-31-2020
	Assets	Liabilities	Assets	Liabilities
	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$
Current	—	—	8,050	4,995
Non-current	—	—	3,747	408
Equity	—	—	—	6,394
Total Joint Arrangement	—	—	11,797	11,797
Investment	—		3,197

	12-31-2021	12-31-2020
	ThU.S.$	ThU.S.$
Income	—	18,944
Expenses	—	(17,904)
Joint Arrangement Net Income (Loss)	—	1,040
Other comprehensive income	—	—
Comprehensive income	—	1,040
Dividends	—	—

Eka Chile S.A.	12-31-2021		12-31-2020
	Assets	Liabilities	Assets	Liabilities
	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$
Current	16,083	4,980	16,551	4,154
Non-current	38,056	4,913	35,599	4,782
Equity	—	44,246	—	43,214
Total Joint Arrangement	54,139	54,139	52,150	52,150
Investment	22,123		21,607

	12-31-2021	12-31-2020
	ThU.S.$	ThU.S.$
Income	42,788	39,136
Expenses	(40,568)	(35,177)
Joint Arrangement Net Income (Loss)	2,220	3,959
Other comprehensive income	—	—
Comprehensive income	2,220	3,959
Dividends	594	2,894

Sonae Arauco S.A.	12-31-2021		12-31-2020
	Assets	Liabilities	Assets	Liabilities
	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$
Current	288,650	334,620	258,058	276,127
Non-current	699,984	247,006	765,712	379,260
Equity	—	407,008	—	368,383
Total Joint Arrangement	988,634	988,634	1,023,770	1,023,770
Net assets	179,027		157,552
Net asset adjustment (Goodwill)	24,477		26,640
Investment	203,504		184,192

	12-31-2021	12-31-2020
	ThU.S.$	ThU.S.$
Income	1,153,385	808,895
Expenses	(1,082,798)	(812,600)
Joint Arrangement Net Income (Loss)	70,587	(3,705)
Other comprehensive income	—	—
Comprehensive income	70,587	(3,705)
Dividends	—	—

Agrícola El Paque SpA.	12-31-2021		12-31-2020
	Assets	Liabilities	Assets	Liabilities
	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$
Current	1,493	201	4,562	69
Non-current	15,455	4,162	5,782	—
Equity	—	12,585	—	10,275
Total Joint Arrangement	16,948	16,948	10,344	10,344
Investment	6,293		5,138

	12-31-2021	12-31-2020
	ThU.S.$	ThU.S.$
Income	—	—
Expenses	47	1
Joint Arrangement Net Income (Loss)	47	1
Other comprehensive income	—	—
Comprehensive income	47	1
Dividends	—	—

Parque Eólico Ovejera del Sur SpA.	12-31-2021		12-31-2020
	Assets	Liabilities	Assets	Liabilities
	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$
Current	2,431	86	367	27
Non-current	24	—	2,057	—
Equity	—	2,369	—	2,398
Total Joint Arrangement	2,455	2,455	2,424	2,425
Investment	1,185		1,199

	12-31-2021	12-31-2020
	ThU.S.$	ThU.S.$
Income	—	—
Expenses	(21)	(155)
Joint Arrangement Net Income (Loss)	(21)	(155)
Other comprehensive income	—	—
Comprehensive income	(21)	(155)
Dividends	—	—

E2E S.A.	12-31-2021		12-31-2020
	Assets	Liabilities	Assets	Liabilities
	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$
Current	8,138	1,094	9,196	4,233
Non-current	28,357	3,078	27,045	1,407
Equity	—	32,323	—	30,601
Total Joint Arrangement	36,495	36,495	36,241	36,241
Investment	16,162		15,301

	12-31-2021	12-31-2020
	ThU.S.$	ThU.S.$
Income	743	1,095
Expenses	(11,133)	(5,579)
Joint Arrangement Net Income (Loss)	(10,390)	(4,484)
Other comprehensive income	—	—
Comprehensive income	(10,390)	(4,484)
Dividends	—	—

Agrícola San Gerardo SpA.	12-31-2021		12-31-2020
	Assets	Liabilities	Assets	Liabilities
	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$
Current	765	61	603	387
Non-current	4,929	2,125	3,859	—
Equity	—	3,508	—	4,075
Total Joint Arrangement	5,694	5,694	4,462	4,462
Investment	1,754		2,038

	12-31-2021	12-31-2020
	ThU.S.$	ThU.S.$
Income	—	—
Expenses	(52)	(319)
Joint Arrangement Net Income (Loss)	(52)	(319)
Other comprehensive income	—	—
Comprehensive income	(52)	(319)
Dividends	—	—

Agrícola Fresno SpA	12-31-2021		12-31-2020
	Assets	Liabilities	Assets	Liabilities
	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$
Current	15,663	88	—	—
Non-current	10,485	2,225	—	—
Equity	—	23,835	—	—
Total Joint Arrangement	26,148	26,148	—	—
Investment	11,918		—

	12-31-2021	12-31-2020
	ThU.S.$	ThU.S.$
Income	—	—
Expenses	(49)	—
Joint Arrangement Net Income (Loss)	(49)	—
Other comprehensive income	—	—
Comprehensive income	(49)	—
Dividends	—	—